Related Party Transactions and Balances (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Transactions and Balances [Abstract]
Schedule of Related Party Transactions and Balances

The following was a summary of related parties and their relationships with the Company:

Name	Relationship
Mr. Lee, Yat Lung Andrew (“Mr. Lee”)	Chairman and Chief Executive Officer of the Company
Boxasone Limited (“BAO”)	Mr. Lee is a sole director and a shareholder
China Information Technology Development Limited (“CITD”)	A shareholder of the Company
Corpotech Limited (“Corpotech”)	22.5% owned by the Company

Amount due to a related party

			As of June 30,
Name of related parties	Relationship	Nature of transactions	2024	2025
			HKD	HKD	US$
BAO	Mr. Lee is a sole director and shareholder	BAO reimbursed for certain expenses, including insurance and office expenses incurred on the Company’s behalf.	$2,422	$2,709	$345

Amount due to a director

		As of June 30,
Name of related parties	Nature of transactions	2024	2025
		HKD	HKD	US$
Mr. Lee	Mr. Lee from time to time, provides advances to the Company for working capital purposes.	$39,591	$335	$43